SHAREHOLDERS’ EQUITY - Schedule of reconciliation of number of shares outstanding (Details) - shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Number of shares
Shares outstanding at beginning of period (in shares)	553,631,196	384,499,607
Shares sold externally (in shares)	0	167,670,000
Shares issued due to exercise of share options and vesting of RSUs and PSUs (in shares)	4,036,191	1,461,589
Shares outstanding at end of period (in shares)	557,667,387	553,631,196